                                GATEWAY VIT FUND

                                   ----------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002
                                   (UNAUDITED)












                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                           CINCINNATI, OH 45201-5211
                                  800.354.6339



================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES         COMMON STOCKS - 95.4%                                 VALUE
  ------         CONSUMER DISCRETIONARY - 12.8%                        -----
     100         American Greetings Corporation - Class A *         $  1,666
   5,600         AOL Time Warner Inc. *                               82,376
     150         AutoZone, Inc. *                                     11,595
     350         Bed Bath & Beyond Inc. *                             13,209
     375         Best Buy Co., Inc. *                                 13,612
     150         Big Lots, Inc. *                                      2,952
     100         Black & Decker Corporation                            4,820
     100         Brunswick Corporation                                 2,800
     800         Carnival Corporation                                 22,152
      50         Centex Corporation                                    2,889
     250         Circuit City Stores - Circuit City Group              4,687
     800         Clear Channel Communications, Inc. *                 25,616
   1,250         Comcast Corporation - Class A *                      29,287
     100         Cooper Tire & Rubber Company                          2,055
     550         Costco Wholesale Corporation *                       21,241
     200         Dana Corporation                                      3,658
     225         Darden Restaurants, Inc.                              5,557
     700         Delphi Corporation                                    9,240
     100         Dillard's, Inc. - Class A                             2,629
     400         Dollar General Corporation                            7,612
     100         Dow Jones & Company, Inc.                             4,845
     350         Eastman Kodak Company                                10,209
     200         Family Dollar Stores, Inc.                            7,050
     250         Federated Department Stores, Inc. *                   9,925
   2,250         Ford Motor Company                                   36,000
     200         Fortune Brands, Inc.                                 11,188
     350         Gannett Co., Inc.                                    26,565
   1,150         Gap, Inc.                                            16,330
     700         General Motors Corporation                           37,415
     200         Goodyear Tire & Rubber Company                        3,742
     350         Harley-Davidson, Inc.                                17,944
     150         Harrah's Entertainment, Inc. *                        6,652
     200         Hasbro, Inc.                                          2,712
     450         Hilton Hotels Corporation                             6,255
   2,950         Home Depot, Inc.                                    108,353
     100         International Game Technology *                       5,670
     450         Interpublic Group of Companies, Inc.                 11,142
     300         J. C. Penney Company, Inc.                            6,606
     100         Johnson Controls, Inc.                                8,161
     200         Jones Apparel Group, Inc. *                           7,500
      50         KB HOME                                               2,575
     100         Knight-Ridder, Inc.                                   6,295
     400         Kohl's Corporation *                                 28,032

                 See accompanying notes to financial statements.

================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================



  SHARES                                                               VALUE
  ------                                                               -----
                 CONSUMER DISCRETIONARY  (Continued)
     250         Leggett & Platt, Incorporated                      $  5,850
     650         Limited Brands                                       13,845
     100         Liz Claiborne Inc.                                    3,180
   1,050         Lowe's Companies, Inc.                               47,670
     300         Marriott International, Inc. - Class A               11,415
     550         Mattel, Inc.                                         11,555
     350         May Department Stores Company                        11,526
     100         Maytag Corporation                                    4,265
   1,700         McDonald's Corporation                               48,365
     250         McGraw-Hill Companies, Inc.                          14,925
      50         Meredith Corporation                                  1,918
     200         New York Times Company - Class A                     10,300
     350         Newell Rubbermaid Inc.                               12,271
     350         NIKE, Inc. - Class B                                 18,778
     150         Nordstrom, Inc.                                       3,398
     450         Office Depot, Inc. *                                  7,560
     250         Omnicom Group Inc.                                   11,450
      50         Pulte Homes, Inc.                                     2,874
     250         RadioShack Corporation                                7,515
      50         Reebok International Ltd. *                           1,475
     400         Sears, Roebuck and Co.                               21,720
     200         Sherwin-Williams Company                              5,986
      50         Snap-on Incorporated                                  1,499
     100         Stanley Works                                         4,101
     650         Staples, Inc. *                                      12,805
     450         Starbucks Corporation *                              11,183
     250         Starwood Hotels & Resorts Worldwide, Inc.             8,223
   1,200         Target Corporation                                   44,568
     200         Tiffany & Co.                                         7,040
     700         TJX Companies, Inc.                                  13,727
     250         Toys R Us, Inc. *                                     4,368
     350         Tribune Company                                      15,225
     150         TRW Inc.                                              8,520
      50         Tupperware Corporation                                1,040
     250         Univision Communications Inc. - Class A *             7,850
     150         VF Corporation                                        5,882
   2,200         Viacom Inc. - Class B *                              97,614
     150         Visteon Corp.                                         2,130
   5,600         Wal-Mart Stores, Inc.                               308,056
   2,550         Walt Disney Company                                  48,195
     150         Wendy's International, Inc.                           5,975
     100         Whirlpool Corporation                                 6,536
     400         Yum! Brands Inc. *                                   11,700
                                                                   ---------
                                                                   1,554,897
                                                                   ---------

                 See accompanying notes to financial statements.

================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 CONSUMER STAPLES - 9.6%
      50         Adolph Coors Company - Class B                     $  3,115
      50         Alberto-Culver Company - Class B                      2,390
     500         Albertson's, Inc.                                    15,230
     100         American Standard Companies, Inc. *                   7,510
   1,200         Anheuser-Busch Companies                             60,000
     900         Archer-Daniels-Midland Company                       11,511
     300         Avon Products, Inc.                                  15,672
     100         Brown-Forman Corporation - Class B                    6,904
     500         Campbell Soup Company                                13,830
     300         Clorox Company                                       12,405
   3,150         Coca-Cola Company                                   176,400
     550         Coca-Cola Enterprises Inc.                           12,144
     700         Colgate-Palmolive Company                            35,035
     750         ConAgra Foods, Inc.                                  20,737
     500         CVS Corporation                                      15,300
     450         General Mills, Inc.                                  19,836
   1,400         Gillette Company                                     47,418
     450         H. J. Heinz Company                                  18,495
     150         Hershey Foods Corporation                             9,429
     500         Kellogg Company                                      17,930
     650         Kimberly-Clark Corporation                           40,300
   1,000         Kroger Co. *                                         19,900
     400         Pepsi Bottling Group, Inc.                           12,320
   2,200         PepsiCo, Inc.                                       106,040
   2,700         Philip Morris Companies Inc.                        117,936
   1,700         Procter & Gamble Company                            151,810
     700         Safeway Inc. *                                       20,433
   1,050         Sara Lee Corporation                                 21,672
     150         Supervalu, Inc.                                       3,679
     850         SYSCO Corporation                                    23,137
     700         Unilever NV - ADR                                    45,360
     200         UST Inc.                                              6,800
   1,350         Walgreen Co.                                         52,151
     150         Winn-Dixie Stores, Inc.                               2,339
     300         Wm. Wrigley Jr. Company                              16,605
                                                                   ---------
                                                                   1,161,773
                                                                   ---------
                 ENERGY - 7.4%
     150         Allegheny Energy, Inc.                                3,862
     100         Amerada Hess Corporation                              8,250
     300         Anadarko Petroleum Corporation                       14,790
     165         Apache Corporation                                    9,484
     100         Ashland Inc.                                          4,050
     400         Baker Hughes Incorporated                            13,316



                See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 ENERGY (Continued)
     200         BJ Services Company *                              $  6,776
     250         Burlington Resources Inc.                             9,500
   1,400         Chevron Texaco Corporation                          123,900
     850         Conoco Inc.                                          23,630
     250         Devon Energy Corporation                             12,320
     500         Dynegy Inc. - Class A                                 3,600
     150         EOG Resources, Inc.                                   5,955
   8,800         Exxon Mobil Corporation                             360,096
     550         Halliburton Company                                   8,767
     100         Kerr-McGee Corporation                                5,355
     150         Kinder Morgan, Inc.                                   5,703
     400         Marathon Oil Corporation                             10,848
     200         Nabors Industries Ltd. *                              7,030
     250         NiSource Inc.                                         5,457
     150         Noble Corporation *                                   5,790
     450         Occidental Petroleum Corporation                     13,496
     450         Phillips Petroleum Company                           26,496
     100         Rowan Companies, Inc. *                               2,145
   2,650         Royal Dutch Petroleum Company - ADR                 146,466
     800         Schlumberger Limited                                 37,200
     100         Sunoco, Inc.                                          3,563
     400         Transocean Inc.                                      12,460
     300         Unocal Corporation                                   11,082
                                                                     -------
                                                                     901,387
                                                                     -------
                 FINANCIALS - 19.1%
     300         ACE Limited                                           9,480
     650         AFLAC Incorporated                                   20,800
     900         Allstate Corporation                                 33,282
     150         Ambac Financial Group, Inc.                          10,110
   1,750         American Express Company                             63,560
   3,350         American International Group, Inc.                  228,570
     450         AmSouth Bancorporation                               10,071
     400         Aon Corporation                                      11,792
   2,000         Bank of America Corporation                         140,720
   1,000         Bank of New York Company, Inc.                       33,750
   1,550         Bank One Corporation                                 59,644
     650         BB&T Corporation                                     25,090
     100         Bear Stearns Companies Inc.                           6,105
     250         Capital One Financial Corporation                    15,262
   1,800         Charles Schwab Corporation                           20,160
     250         Charter One Financial, Inc.                           8,595
     200         Chubb Corporation                                    14,160
     200         Cincinnati Financial Corporation                      9,306

                 See accompanying notes to financial statements.

================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 FINANCIALS (Continued)
   6,600         Citigroup Inc.                                     $255,750
     200         Comerica Incorporated                                12,280
     500         Conseco, Inc. *                                       1,000
     150         Countrywide Credit Industries, Inc.                   7,237
     500         Equity Office Properties Trust                       15,050
     400         Equity Residential                                   11,500
   1,350         Fannie Mae                                           99,562
     800         Fifth Third Bancorp                                  53,320
     150         First Tennessee National Corporation                  5,745
   1,350         FleetBoston Financial                                43,673
     350         Franklin Resources, Inc.                             14,924
     950         Freddie Mac                                          58,140
     200         Golden West Financial Corporation                    13,756
     300         Hartford Financial Services Group, Inc.              17,841
     550         Household International, Inc.                        27,335
     300         Huntington Bancshares Incorporated                    5,826
   2,500         J. P. Morgan Chase & Co.                             84,800
     200         Jefferson-Pilot Corporation                           9,444
     400         John Hancock Financial Services, Inc.                14,080
     600         KeyCorp                                              16,380
     300         Lehman Brothers Holdings Inc.                        18,756
     250         Lincoln National Corporation                         10,500
     250         Loews Corporation                                    13,425
     350         Marsh & McLennan Companies, Inc.                     33,810
     200         Marshall & Ilsley Corporation                         6,084
     200         MBIA Inc.                                            11,306
   1,150         MBNA Corporation                                     38,031
     600         Mellon Financial Corporation                         18,858
   1,150         Merrill Lynch & Co., Inc.                            46,575
     900         MetLife, Inc.                                        25,920
     150         MGIC Investment Corporation                          10,170
   1,450         Morgan Stanley                                       62,466
     750         National City Corporation                            24,938
     250         Northern Trust Corporation                           11,015
     200         Plum Creek Timber Company, Inc.                       6,120
     350         PNC Financial Services Group, Inc.                   18,298
     300         Progressive Corporation                              17,355
     350         Providian Financial Corporation                       2,058
     300         Regions Financial Corporation                        10,545
     200         Robert Half International Inc. *                      4,660
     150         SAFECO Corporation                                    4,634
     300         Simon Property Group, Inc.                           11,055
     200         SLM Corporation                                      19,380

                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 FINANCIALS (Continued)
     500         SouthTrust Corporation                             $ 13,060
     250         St. Paul Companies, Inc.                              9,730
     400         State Street Corporation                             17,880
     250         Stilwell Financial, Inc.                              4,550
     350         SunTrust Banks, Inc.                                 23,702
     350         Synovus Financial Corp.                               9,632
     150         T. Rowe Price Group Inc.                              4,932
     150         Torchmark Corporation                                 5,730
     225         Union Planters Corporation                            7,283
     300         UnumProvident Corporation                             7,635
   2,350         U. S. Bancorp                                        54,873
   1,750         Wachovia Corporation                                 66,815
   1,300         Washington Mutual, Inc.                              48,243
   2,100         Wells Fargo & Company                               105,126
     150         XL Capital Ltd. - Class A                            12,705
     100         Zions Bancorporation                                  5,210
                                                                   ---------
                                                                   2,311,165
                                                                   ---------
                 HEALTH CARE - 13.2%
   1,900         Abbott Laboratories                                  71,535
     200         Aetna Inc.                                            9,594
     150         Allergan, Inc.                                       10,012
     150         AmerisourceBergen Corporation                        11,400
   1,400         Amgen Inc. *                                         58,632
     250         Applera Corp. - Applied Biosystems Group              4,872
      50         Bausch & Lomb Incorporated                            1,692
     750         Baxter International Inc.                            33,330
     300         Becton, Dickinson and Company                        10,335
     200         Biogen, Inc. *                                        8,286
     350         Biomet, Inc.                                          9,492
     500         Boston Scientific Corporation *                      14,660
   2,400         Bristol-Myers Squibb Company                         61,680
      50         C. R. Bard, Inc.                                      2,829
     550         Cardinal Health, Inc.                                33,775
     250         Chiron Corporation *                                  8,825
     200         CIGNA Corporation                                    19,484
   1,500         Eli Lilly and Company                                84,600
     200         Forest Laboratories, Inc. *                          14,160
     300         Genzyme Corporation *                                 5,772
     400         Guidant Corporation *                                12,092
     650         HCA Inc.                                             30,875
     300         Health Management Associates, Inc. - Class A *        6,045
     500         HEALTHSOUTH Corporation *                             6,395
     200         Humana Inc. *                                         3,126

                 See accompanying notes to financial statements.

================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 HEALTH CARE (Continued)
     750         Immunex Corporation *                              $ 16,755
   3,950         Johnson & Johnson                                   206,427
     300         King Pharmaceuticals Inc. *                           6,675
     150         Manor Care, Inc. *                                    3,450
     350         McKesson Corporation                                 11,445
     350         MedImmune, Inc. *                                     9,240
   1,600         Medtronic Inc                                        68,560
   2,900         Merck & Co., Inc.                                   146,856
   8,100         Pfizer Inc.                                         283,500
   1,700         Pharmacia Corporation                                63,665
     150         Quintiles Transnational Corp. *                       1,874
   1,800         Schering-Plough Corporation                          44,280
     100         St. Jude Medical, Inc. *                              7,394
     250         Stryker Corporation                                  13,378
     400         Tenet Healthcare Corporation *                       28,620
     400         UnitedHealth Group Incorporated                      36,620
     150         Watson Pharmaceuticals, Inc. *                        3,791
     200         Wellpoint Health Networks Inc. *                     15,562
   1,700         Wyeth                                                87,040
     250         Zimmer Holdings, Inc. *                               8,915
                                                                   ---------
                                                                   1,597,545
                                                                   ---------
                 INDUSTRIALS - 10.6%
     500         3M Co.                                               61,500
     250         Allied Waste Industries, Inc. *                       2,427
     250         American Power Conversion Corporation *               3,157
     200         AMR Corporation *                                     3,372
     200         Apollo Group, Inc. - Class A *                        7,882
     850         Automatic Data Processing, Inc.                      37,017
     150         Avery Dennison Corporation                            9,412
   1,050         Boeing Company                                       47,250
     500         Burlington Northern Santa Fe Corporation             15,000
     400         Caterpillar Inc.                                     19,580
   1,400         Cendant Corporation *                                22,232
     200         Cintas Corporation                                    9,880
     700         Concord EFS, Inc. *                                  21,098
     200         Convergys Corporation *                               3,896
     100         Cooper Industries, Ltd. - Class A                     3,930
      50         Crane Co.                                             1,268
     250         CSX Corporation                                       8,702
      50         Cummins, Inc.                                         1,655
     200         Danaher Corporation                                  13,270
     300         Deere & Company                                      14,370
     150         Delta Air Lines, Inc.                                 3,000

                 See accompanying notes to financial statements.
================================================================================
                                        7

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 INDUSTRIALS (Continued)
     100         Deluxe Corporation                                 $  3,889
     250         Dover Corporation                                     8,750
     100         Eaton Corporation                                     7,275
     150         Ecolab Inc.                                           6,934
     550         Emerson Electric Co.                                 29,430
     200         Equifax Inc.                                          5,400
     400         FedEx Corp.                                          21,360
   1,000         First Data Corporation                               37,660
     250         Fiserv, Inc. *                                        9,177
     100         Fluor Corporation                                     3,895
     250         General Dynamics Corporation                         26,587
  12,700         General Electric Company                            368,935
     200         Genuine Parts Company                                 6,974
     150         Goodrich Corporation                                  4,098
     200         H&R Block, Inc.                                       9,230
   1,100         Honeywell International Inc.                         38,753
     350         Illinois Tool Works Inc.                             24,122
     350         IMS Health Incorporated                               6,282
     200         Ingersoll-Rand Company                                9,132
     100         ITT Industries, Inc.                                  7,060
     550         Lockheed Martin Corporation                          38,225
     650         Masco Corporation                                    17,622
     100         McDermott International, Inc. *                         810
     250         Molex Incorporated                                    8,383
     200         Moody's Corporation                                   9,950
      50         Navistar International Corporation *                  1,600
     550         Norfolk Southern Corporation                         12,859
     100         Northrop Grumman Corporation                         12,500
     150         PACCAR Inc.                                           6,659
     150         Pall Corporation                                      3,113
     150         Parker-Hannifin Corporation                           7,169
     450         Paychex, Inc.                                        14,081
     300         Pitney Bowes Inc.                                    11,916
     100         Power-One, Inc. *                                       622
     150         R. R. Donnelley & Sons Company                        4,133
     550         Raytheon Company                                     22,413
     250         Rockwell Automation, Inc.                             4,963
     250         Rockwell Collins                                      6,855
      50         Ryder System, Inc.                                    1,355
     150         Sabre Holdings Corporation *                          5,370
   1,050         Southwest Airlines Co.                               16,968
     150         Textron Inc.                                          7,035
     200         Thermo Electron Corporation *                         3,300

                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 INDUSTRIALS (Continued)
      50         Thomas & Betts Corporation *                       $    930
   2,500         Tyco International Ltd.                              33,775
     300         Union Pacific Corporation                            18,984
     600         United Technologies Corporation                      40,740
     100         W. W. Grainger, Inc.                                  5,010
     850         Waste Management, Inc.                               22,143
     200         Waters Corporation *                                  5,340
                                                                   ---------
                                                                   1,289,664
                                                                   ---------
                 INFORMATION TECHNOLOGY - 13.1%
   1,050         ADC Telecommunications, Inc. *                        2,404
     300         Adobe Systems Incorporated                            8,550
     400         Advanced Micro Devices, Inc. *                        3,888
     650         Agilent Technologies, Inc. *                         15,522
     500         Altera Corporation *                                  6,800
     450         Analog Devices, Inc. *                               13,365
     100         Andrew Corporation *                                  1,492
     450         Apple Computer, Inc. *                                7,974
   2,000         Applied Materials, Inc. *                            38,040
     350         Applied Micro Circuits Corporation *                  1,655
     100         Autodesk, Inc.                                        1,325
     450         Avaya Inc. *                                          2,227
     300         BMC Software, Inc. *                                  4,980
     400         CIENA Corporation *                                   1,676
   9,400         Cisco Systems, Inc. *                               131,130
     250         Citrix Systems, Inc. *                                1,510
     800         Computer Associates International, Inc.              12,712
     200         Computer Sciences Corporation *                       9,560
     450         Compuware Corporation *                               2,731
     250         Comverse Technology, Inc. *                           2,315
   1,250         Corning Incorporated *                                4,437
   3,300         Dell Computer Corporation *                          86,262
     600         Electronic Data Systems Corporation                  22,290
   2,800         EMC Corporation *                                    21,140
     400         Gateway, Inc. *                                       1,776
   3,828         Hewlett-Packard Company                              58,492
   8,700         Intel Corporation                                   158,949
   2,150         International Business Machines Corporation         154,800
     250         Intuit Inc. *                                        12,430
     250         Jabil Circuit, Inc. *                                 5,277
   1,800         JDS Uniphase Corporation *                            4,842
     250         KLA-Tencor Corporation *                             10,998
     150         Lexmark International, Inc. *                         8,160
     400         Linear Technology Corporation                        12,572

                 See accompanying notes to financial statements.
================================================================================
                                        9

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 INFORMATION TECHNOLOGY (Continued)
     450         LSI Logic Corporation *                            $  3,938
   4,400         Lucent Technologies Inc. *                            7,304
     400         Maxim Integrated Products, Inc. *                    15,332
     100         Mercury Interactive Corporation *                     2,296
     750         Micron Technology, Inc. *                            15,165
   7,000         Microsoft Corporation *                             378,840
      50         Millipore Corporation *                               1,599
   2,800         Motorola, Inc.                                       40,376
     200         National Semiconductor Corporation *                  5,834
     100         NCR Corporation *                                     3,485
     400         Network Appliance, Inc. *                             4,964
   4,800         Nortel Networks Corporation *                         6,960
     450         Novell, Inc. *                                        1,445
     150         Novellus Systems, Inc. *                              5,100
     200         NVIDIA Corporation *                                  3,436
   7,100         Oracle Corporation *                                 67,237
     800         Palm, Inc. *                                          1,408
     350         Parametric Technology Corporation *                   1,253
     350         PeopleSoft, Inc. *                                    5,208
     200         PerkinElmer, Inc.                                     2,210
     200         PMC-Sierra, Inc. *                                    1,854
     100         QLogic Corporation *                                  3,810
   1,050         QUALCOMM Incorporated *                              28,865
     300         Rational Software Corporation *                       2,463
     700         Sanmina - SCI Corporation *                           4,417
     200         Scientific-Atlanta, Inc.                              3,290
     650         Siebel Systems, Inc. *                                9,243
   1,100         Solectron Corporation *                               6,765
   4,100         Sun Microsystems, Inc. *                             20,541
     300         Symbol Technologies, Inc.                             2,550
     100         Tektronix, Inc. *                                     1,871
     500         Tellabs, Inc. *                                       3,160
     200         Teradyne, Inc. *                                      4,700
   2,150         Texas Instruments Incorporated                       50,955
     150         TMP Software Inc. *                                   3,225
     400         Unisys Corporation *                                  3,600
     500         VERITAS Software Corporation *                        9,895
     250         Vitesse Semiconductor Corporation *                     790
     950         Xerox Corporation *                                   6,622
     400         Xilinx, Inc. *                                        8,972
     800         Yahoo! Inc. *                                        11,808
                                                                   ---------
                                                                   1,595,067
                                                                   ---------


                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 MATERIALS - 3.0%
     300         Air Products and Chemicals, Inc.                   $ 15,141
     400         Alcan Inc.                                           15,008
   1,150         Alcoa Inc.                                           38,122
     100         Allegheny Technologies Incorporated                   1,585
     100         Ball Corporation                                      4,148
     659         Barrick Gold Corporation                             12,514
      50         Bemis Company, Inc.                                   2,375
      50         Boise Cascade Corporation                             1,726
   1,200         Dow Chemical Company                                 41,256
   1,300         E. I. du Pont de Nemours and Company                 57,720
     100         Eastman Chemical Company                              4,690
     150         Engelhard Corporation                                 4,248
     200         Freeport-McMoRan Copper & Gold, Inc. - Class B *      3,570
     300         Georgia-Pacific Group                                 7,374
      50         Great Lakes Chemical Corporation                      1,328
     150         Hercules Incorporated *                               1,788
     200         Inco Limited *                                        4,534
     100         International Flavors & Fragrances Inc.               3,249
     600         International Paper Company                          26,148
     150         Louisiana-Pacific Corporation *                       1,587
     297         MeadWestvaco Corporation                              9,967
     550         Newmont Mining Corporation                           14,482
     100         Nucor Corporation                                     6,504
     200         Pactiv Corporation *                                  4,740
     100         Phelps Dodge Corporation *                            4,120
     400         Placer Dome Inc.                                      4,484
     200         PPG Industries, Inc.                                 12,380
     200         Praxair, Inc.                                        11,394
     250         Rohm and Haas Company                                10,123
     100         Sealed Air Corporation *                              4,027
     100         Sigma-Aldrich Corporation                             5,015
      50         Temple-Inland Inc.                                    2,893
     100         United States Steel Corporation                       1,989
     100         Vulcan Materials Company                              4,358
     250         Weyerhaeuser Company                                 15,963
     100         Worthington Industries, Inc.                          1,810
                                                                     -------
                                                                     362,360
                                                                     -------
                 TELECOMMUNICATION SERVICES - 3.9%
     400         ALLTEL Corporation                                   18,800
   4,800         AT&T Corp.                                           51,360
   3,400         AT&T Wireless Services Inc. *                        19,890
   2,400         BellSouth Corporation                                75,600


                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

  SHARES                                                               VALUE
  ------                                                               -----
                 TELECOMMUNICATION SERVICES (Continued)
     300         Broadcom Corporation - Class A *                   $  5,262
     150         CenturyTel, Inc.                                      4,425
     350         Citizens Communications Company *                     2,926
   1,050         Nextel Communications, Inc. - Class A *               3,370
   2,050         Qwest Communications International Inc. *             5,740
   4,250         SBC Communications Inc.                             129,625
     105         Skyworks Solutions, Inc.                                584
   1,200         Sprint Corp. - FON Group                             12,732
   1,250         Sprint Corp. - PCS Group *                            5,588
   3,450         Verizon Communications Inc.                         138,518
                                                                     -------
                                                                     474,420
                                                                     -------
                 UTILITIES - 2.7%
     650         AES Corporation *                                     3,523
     150         Ameren Corporation                                    6,451
     400         American Electric Power Company, Inc.                16,008
     450         Calpine Corporation *                                 3,163
     200         Cinergy Corp.                                         7,198
     150         CMS Energy Corporation                                1,647
     250         Consolidated Edison, Inc.                            10,437
     200         Constellation Energy Group                            5,868
     400         Dominion Resources, Inc.                             26,392
     200         DTE Energy Company                                    8,928
   1,050         Duke Energy Corporation                              32,655
     400         Edison International *                                6,800
     650         El Paso Corporation                                  13,396
     250         Entergy Corporation                                  10,610
     400         Exelon Corporation                                   20,920
     350         FirstEnergy Corp.                                    11,683
     200         FPL Group, Inc.                                      11,998
     150         KeySpan Corporation                                   5,647
     500         Mirant Corporation *                                  3,650
      50         NICOR Inc.                                            2,288
      50         Peoples Energy Corporation                            1,830
     500         PG&E Corporation *                                    8,945
     100         Pinnacle West Capital Corporation                     3,950
     200         PPL Corporation                                       6,616
     250         Progress Energy, Inc.                                13,003
     250         Public Service Enterprise Group Incorporated         10,825
     350         Reliant Energy, Incorporated                          5,915
     250         Sempra Energy                                         5,533
     950         Southern Company                                     26,030
     250         TECO Energy, Inc.                                     6,125


                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================


  SHARES                                                               VALUE
  ------                                                               -----
                 UTILITIES (Continued)
     300         TXU Corporation                                 $    15,420
     650         Williams Companies, Inc.                              3,894
     500         Xcel Energy, Inc.                                     8,385
                                                                 -----------
                                                                     325,733
                                                                 -----------

                 Total common stocks (cost $12,991,934)           11,574,011
                                                                 -----------

PAR VALUE
---------
                 U. S. GOVERNMENT AGENCY DISCOUNT NOTES - 4.5%
$544,000         Federal Home Loan Bank discount note, due
                  July 1, 2002
                   (amortized cost $543,947)                         543,947
                                                                 -----------

CONTRACTS
---------
                 PUT OPTIONS - 0.7%
      49         On S&P 500 Index expiring July 20, 2002 at 950       47,040
      41         On S&P 500 Index expiring August 17, 2002 at 900     37,720
                                                                 -----------

                   Total put options (cost $130,520)                  84,760
                                                                 -----------

                   Total common stocks, U. S. Government Agency
                    discount notes and put options - 100.6%       12,202,718
                                                                 -----------

                 CALL OPTIONS OUTSTANDING - (0.6%)**
     (19)        On S&P 500 Index expiring July 20, 2002 at 1025     (14,630)
     (24)        On S&P 500 Index expiring July 20, 2002 at 1100        (960)
     (14)        On S&P 500 Index expiring July 20, 2002 at 1125        (210)
     (61)        On S&P 500 Index expiring August 17, 2002 at
                  1050                                               (53,680)
                                                                 -----------

                 Total call options outstanding (premiums
                  received $258,394)                                 (69,480)
                                                                 -----------

                 OTHER ASSETS AND LIABILITIES, NET - 0.0%               (961)

                 NET ASSETS - 100.0%                             $12,132,277
                                                                 ===========


                 *  Non-income producing.
                 ** The aggregate value of investments that covers outstanding call options is $11,574,011.


                 ADR - American Depository Receipt.







                 See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
================================================================================


ASSETS:
Common stocks, at value (cost $12,991,934)                         $ 11,574,011
U. S. Government Agency discount notes (amortized cost $543,947)        543,947
Put options, at value (cost $130,520)                                    84,760
Cash                                                                        162
Dividends receivable                                                     13,509
Receivable for investments sold                                             336
Other assets                                                             12,508
                                                                   ------------
  Total assets                                                       12,229,233
                                                                   ------------

LIABILITIES:
Call options outstanding, at value (premiums received $258,394)          69,480
Payable for investments purchased                                        10,797
Accrued investment advisory and mangement fees                              410
Other accrued expenses and liabilities                                   16,269
                                                                   ------------
  Total liabilities                                                      96,956
                                                                   ------------

NET ASSETS                                                         $ 12,132,277
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 12,513,126
Undistributed net investment income                                      28,531
Accumulated net realized gain on investment transactions                865,389
Net unrealized depreciation on investments                           (1,274,769)
                                                                   ------------
  Net assets                                                       $ 12,132,277
                                                                   ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                 1,251,285
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                       $       9.70
                                                                   ============














                See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
================================================================================


INVESTMENT INCOME:
Dividends                                                           $    88,197
Interest                                                                  3,167
                                                                    -----------
  Total investment income                                                91,364
                                                                    -----------

EXPENSES:
Investment advisory and management fees                                  31,377
Professional fees                                                        18,004
Custodian fees                                                           17,987
Standard & Poor's licensing fees                                          5,000
Trustees' fees                                                            4,888
Insurance expense                                                         1,480
Other expenses                                                            2,189
                                                                    -----------
  Total expenses                                                         80,925
Investment advisory and management fees waived                          (17,995)
                                                                    -----------
  Net expenses                                                           62,930
                                                                    -----------

NET INVESTMENT INCOME                                                    28,434
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON  INVESTMENTS:
Realized gain (loss) on investment transactions:
Common stocks                                                           (48,028)
Call options expired and closed                                       1,025,726
Put options expired and closed                                           (1,351)
                                                                    -----------
  Net realized gain on investment transactions                          976,347
                                                                    -----------

Change in unrealized appreciation/depreciation  on investments:
Common stocks                                                        (1,715,654)
Call options                                                             70,739
Put options                                                              36,361
                                                                    -----------
  Net change in unrealized appreciation/depreciation on investments  (1,608,554)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (632,207)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $  (603,773)
                                                                    ===========










                See accompanying notes to financial statements.
================================================================================
                                       15

================================================================================
                                GATEWAY VIT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       Six Months
                                                                          Ended             Period
                                                                         June 30,            Ended
                                                                           2002           December 31,
                                                                        (Unaudited)          2001(1)
                                                                       -------------------------------
FROM OPERATIONS:
Net investment income                                                  $     28,434       $     12,223
Net realized gain (loss) on investment  transactions                        976,347           (110,958)
Net change in unrealized appreciation/depreciation on investments        (1,608,554)           333,785
                                                                       ------------       ------------
  Net increase (decrease) in net assets from operations                    (603,773)           235,050
                                                                       ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                       --            (12,126)
                                                                       ------------       ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                        --         12,400,000
Net asset value of shares issued in reinvestment of
  distributions to shareholders                                                  --             12,126
  Net increase in net assets from Fund shares transactions                       --         12,412,126
                                                                       ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS                                      (603,773)        12,635,050

NET ASSETS:
Beginning of period                                                      12,736,050            101,000
                                                                       ------------       ------------
End of period                                                          $ 12,132,277       $ 12,736,050
                                                                       ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME                                    $     28,531       $         97
                                                                       ============       ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                      --          1,240,000
Shares issued in reinvestment of distributions to shareholders                   --              1,185
                                                                       ------------       ------------
  Net increase in Fund shares outstanding                                        --          1,241,185
Shares outstanding, beginning of period                                   1,251,285             10,100
                                                                       ------------       ------------
Shares outstanding, end of period                                         1,251,285          1,251,285
                                                                       ============       ============




(1)Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.








                See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND
 FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD
================================================================================


                                                   Six               Months
                                                  Ended              Period
                                                 June 30,             Ended
                                                   2002             December 31,
                                               (Unaudited)            2001(1)
                                               --------------------------------

BEGINNING NET ASSET VALUE                        $ 10.18             $ 10.00
                                                 -------             -------
INVESTMENT OPERATIONS:
Net investment income                               0.02                0.01
Net gain (loss) on investments                     (0.50)               0.18
                                                 -------             -------
  Total from investment operations                 (0.48)               0.19
                                                 -------             -------

DISTRIBUTIONS:
Dividends from net investment income                  --               (0.01)
                                                 -------             -------

ENDING NET ASSET VALUE                           $  9.70             $ 10.18
                                                 =======             =======

TOTAL RETURN(2)                                    (4.72%)              1.90%

ENDING NET ASSETS (000'S)                        $12,132             $12,736

AVERATE NET ASSETS RATIOS:
Net expenses(3)                                     1.00%               1.00%
Net investment income(3)                            0.46%               0.64%

PORTFOLIO TURNOVER RATE                                0%                  0%



(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2) Unannualized.

(3) Annualized.

                See accompanying notes to financial statements.
================================================================================

================================================================================
                                GATEWAY VIT FUND

           NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust organized pursuant to an Agreement and Declaration of Trust dated May 11, 2001. The Trust, registered under the Investment Company Act of 1940, is authorized to establish and operate one or more separate series of mutual funds and is currently offering a single series of shares called the Gateway VIT Fund (the
Fund). Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. The Fund is a diversified, open-ended management investment company.

On October 26, 2001, the initial 100 shares of the Fund were issued to Gateway Investment Advisers, L.P. (the Adviser) for $10.00 per share. On October 29, 2001, another 10,000 shares of the Fund were issued to Transamerica Life Insurance Company for $10.00 per share. The Fund began its initial public offering of shares on November 6, 2001. At December 31, 2001, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.


================================================================================
                                       18

================================================================================
                                GATEWAY VIT FUND

           NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
================================================================================

At December 31, 2001, on a tax basis, the Fund had undistributed ordinary income of $97 and a net capital loss carryforward expiring December 31, 2009 of $74,904. The difference between the book basis and tax basis of distributable earnings resulted from the tax recognition of net unrealized appreciation on open option contracts at year-end. There were no differences between the book basis and tax basis of distributions paid for the period ended December 31, 2001.

At June 30, 2002, based on a $12,864,060 tax cost of common stocks and options, gross unrealized appreciation totaled $795,608 and gross unrealized depreciation totaled $2,070,377.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets, the Adviser has contractually agreed through December 31, 2002, to waive all or a portion of its fee as necessary to limit the Fund's net expenses to this level. Accordingly, for the six months ended June 30, 2002, the Adviser waived investment advisory and management fees of $17,995.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, cost of purchases of investment securities (excluding short-term investments) totaled $620,958 and proceeds from sales totaled $26,667.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2002, transactions in written options were as follows:



                                                 Contracts      Premiums
                                                 ------------------------
      Outstanding at December 31, 2001              111       $   436,820

      Options written                               446         1,174,552
      Options terminated in closing
         purchase transactions                     (373)       (1,169,520)
      Options expired                               (66)         (183,458)
                                                -------       -----------
      Outstanding at June 30, 2002                  118       $   258,394
                                                =======       ===========
================================================================================
                                       19